As filed with the Securities and Exchange Commission on May 25, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd. Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2006
Hennessy Cornerstone Growth Fund, Series II (Unaudited)

	Shares	Value
COMMON STOCKS - 96.22%
Consumer Discretionary - 27.24%
Advance Auto Parts (a)	104,400	$4,347,216
Andersons, Inc.	131,600	10,295,068
Burlington Coat Factory Warehouse Corp.	104,400	4,744,980
Childrens Place (a)	94,100	5,448,390
Dennys Corp. (a)	830,000	3,950,800
Genesco, Inc. (a)	117,700	4,577,353
Hovnanian Enterprises, Inc. (a)	69,300	3,044,349
KB Home	60,900	3,957,282
Luby's, Inc. (a)	373,000	4,658,770
Men's Wearhouse, Inc. (a)	129,300	4,647,042
Meritage Homes Corp. (a)	56,400	3,099,744
The Pantry Inc. (a)	112,400	7,012,636
Phillips-Van Heusen	134,800	5,150,708
Riviera Holdings Corp. (a)	188,500	3,176,225
Ryland Group, Inc.	60,500	4,198,700
Sears Holdings Corp. (a)	29,700	3,927,528
Standard-Pacific Corp.	103,000	3,462,860
		79,699,651
Consumer Staples - 6.36%
Great Atlantic & Pacific Tea Co. (a)	158,500	5,536,405
Longs Drug Stores Corp.	103,700	4,799,236
Seaboard Corp.	2,700	4,303,800
Spartan Stores, Inc.	310,800	3,962,700
		18,602,141
Energy - 15.86%
Acergy SA - ADR (a)(b)	480,500	7,442,945
Frontier Oil Corp.	142,300	8,445,505
Holly Corp.	97,300	7,211,876
Lufkin Industries, Inc.	123,200	6,830,208
NS Group, Inc. (a)	134,700	6,200,241
Transmontaigne, Inc. (a)	392,200	3,847,482
Valero Energy Corp.	107,500	6,426,350
		46,404,607
Financials - 5.10%
CB Richard Ellis Group, Inc. (a)	104,200	8,408,940
Trammell Crow Co. (a)	182,900	6,522,214
		14,931,154
Health Care - 8.02%
Aetna, Inc.	108,400	5,326,776
Chemed Corp.	107,400	6,373,116
Humana, Inc. (a)	115,200	6,065,280
WellCare Health Plans, Inc. (a)	125,400	5,698,176
		23,463,348
Industrials - 18.89%
Amerco, Inc. (a)	83,800	8,293,686
Badger Meter, Inc.	110,100	6,273,498
Clean Harbors, Inc. (a)	193,000	5,726,310
Gehl Co. (a)	173,000	5,729,760
Healthcare Services Group	222,800	4,759,008
JLG Industries, Inc.	325,400	10,019,066
The Shaw Group Inc. (a)	208,800	6,347,520
Synagro Technologies, Inc.	913,000	4,565,000
World Air Holdings, Inc. (a)	362,600	3,560,732
		55,274,580
Information Technology - 10.73%
Multi-Fineline Electronix, Inc. (a)	243,600	14,248,164
Par Technology Corp. (a)	227,250	4,031,415
SYKES Enterprises, Inc. (a)	468,700	6,646,166
Western Digital Corp. (a)	333,000	6,470,190
		31,395,935
Materials - 4.02%
Pioneer Companies, Inc. (a)	202,800	6,185,400
Quanex Corp.	83,700	5,576,931
		11,762,331
TOTAL COMMON STOCKS (Cost $225,179,233)		$281,533,747

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 3.55%
Discount Notes - 3.53%
Federal Home Loan Bank Discount Note,	$10,330,000	$10,327,445
4.455%, due 04-03-2006
Variable Rate Demand Notes# - 0.02%
American Family Demand Note, 4.469%	22,843	22,843
Wisconsin Corporate Central Credit Union, 4.493%	21,551	21,551
		44,394
TOTAL SHORT TERM INVESTMENTS (Cost $10,371,839)		$10,371,839
Total Investments (Cost $235,551,072) - 99.77%		$291,905,586
Other Assets in Excess of Liabilities - 0.23%		687,501
TOTAL NET ASSETS - 100.00%		$292,593,087

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$237,423,155
	Gross unrealized appreciation	68,384,455
	Gross unrealized depreciation	(13,902,024)
	Net unrealized appreciation	$54,482,431

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hennessy Funds Trust__

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date  May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy
President (Principal Executive Officer)

Date  May 25, 2006

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Executive Vice President and Treasurer
(Principle Executive Officer)

Date  May 25, 2006